PROFIT BEFORE INCOME TAX	12 Months Ended
Dec. 31, 2018
PROFIT BEFORE INCOME TAX
PROFIT BEFORE INCOME TAX

25.    PROFIT BEFORE INCOME TAX

An analysis of profit before income tax is as follows:

	2016	2017	2018
Purchase of inventories in relation to trading activities	79,682,085	98,282,714	85,443,397
Raw materials and consumables used, and changes in work-in-progress and finished goods	27,209,597	34,550,042	43,197,855
Power and utilities	12,980,854	17,274,948	17,650,214
Depreciation and amortization	7,000,677	7,064,129	8,055,137
Employee benefit expenses (note 29)	5,899,257	6,975,281	7,433,027
Repairs and maintenance	1,354,394	1,716,940	1,750,194
Transportation expenses	1,532,920	1,768,604	1,893,659
Logistic cost	796,231	1,894,061	2,794,733
Taxes other than income tax expense (Note (i))	690,718	858,344	936,546
Rental expenses for land use rights and buildings	511,189	497,356	649,640
Packaging expenses	236,465	267,547	261,626
Research and development expenses	168,862	498,234	626,873
Auditors’ remuneration expense (Note (ii))	26,006	31,815	30,847

Note:

(i)	Taxes other than income tax expense mainly comprise surcharges, land use tax, property tax and stamp duties.

(ii)

During the year ended December 31, 2018, auditors’ remuneration included audit and non-audit services provided by Ernst & Young, including Ernst & Young, Hong Kong and Ernst & Young Hua Ming LLP, amounting to RMB26.7 million (2016:RMB23.7 million, 2017: RMB23.1 million), and services provided by other auditors.